CECINAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-33498

Gary Sundick
Vice President
Listings/Investigations

07054755

By Facsimile and First Class Mail

May 25, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RECD S.E.C.
MAY 2 5 2007
1086

Dear Ms. Peters:

This is to certify that on May 23, 2007 The Nasdaq Stock Market (the "Exchange") received from Bionovo, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
JUN 0 4 2007
THOMSON
FINANCIAL

END